ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
May 31, 2021
(UNAUDITED)

		COUPON*		MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 82.1%
U.S. TREASURY OBLIGATIONS - 79.1%
U.S. Treasury Bills		0.079%		06/03/21	$539	$539,000
U.S. Treasury Bills		0.061%		06/10/21	284	284,000
U.S. Treasury Bills		0.079%		06/17/21	3,657	3,657,004
U.S. Treasury Bills		0.032%		06/24/21	977	977,002
U.S. Treasury Bills		0.063%		07/01/21	931	930,996
U.S. Treasury Bills		0.071%		07/08/21	1,153	1,152,994
U.S. Treasury Bills		0.076%		07/15/21	437	436,997
U.S. Treasury Bills		0.071%		07/22/21	10,195	10,195,036
U.S. Treasury Bills		0.030%		07/29/21	762	761,994
U.S. Treasury Bills		0.034%		08/05/21	932	931,988
U.S. Treasury Bills		0.045%		08/12/21	3,007	3,006,947
U.S. Treasury Bills		0.029%		08/19/21	2,963	2,962,967
U.S. Treasury Bills		0.041%		08/26/21	4,991	4,990,911
U.S. Treasury Bills		0.048%		09/02/21	961	960,982
U.S. Treasury Bills		0.030%		09/09/21	1,006	1,005,979
U.S. Treasury Bills		0.020%		09/16/21	1,641	1,640,975
U.S. Treasury Bills		0.021%		09/23/21	1,864	1,863,941
U.S. Treasury Bills		0.020%		09/30/21	2,777	2,776,883
U.S. Treasury Bills		0.013%		10/07/21	3,102	3,101,876
U.S. Treasury Bills		0.029%		10/14/21	369	368,982
U.S. Treasury Bills		0.018%		10/21/21	1,281	1,280,936
U.S. Treasury Bills		0.015%		10/28/21	337	336,983
U.S. Treasury Bills		0.020%		11/04/21	2,455	2,454,841
U.S. Treasury Bills		0.020%		11/12/21	2,519	2,518,828
U.S. Treasury Bills		0.010%		11/18/21	585	584,945
U.S. Treasury Bills		0.015%		11/26/21	2,076	2,075,718
TOTAL U.S. TREASURY OBLIGATIONS ($51,797,116)						51,799,705
					NUMBER OF
					SHARES
MONEY MARKET DEPOSIT ACCOUNT - 3.6%					(000's)
U.S. Bank Money Market Deposit Account, 0.01% (United States)(a)					2,385	2,385,333
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($2,385,333)						2,385,333

TOTAL SHORT-TERM INVESTMENTS
(Cost $54,182,449)						54,185,038
TOTAL INVESTMENTS - 82.1%
(Cost $54,182,449)						54,185,038

OTHER ASSETS IN EXCESS OF LIABILITIES - 17.9%						11,785,324
NET ASSETS - 100.0%						$65,970,362

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of May 31, 2021.
Futures contracts outstanding as of May 31, 2021 were as follows:

LONG CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Jun-21	4	$551,627	$109
3-Month Euro Euribor		Mar-22	35	10,725,163	(1,860)
3-Month Euro Euribor		Jun-23	1	306,037	(122)
90-DAY Bank Bill		Dec-21	24	18,498,337	665
90-DAY Bank Bill		Mar-22	1	770,707	76
90-DAY Bank Bill		Jun-22	1	770,612	(19)
90-DAY Bank Bill		Sep-22	1	770,460	38
90-DAY Bank Bill		Dec-22	1	770,232	19
90-DAY Eurodollar Futures		Dec-21	5	1,247,813	388
90-DAY Eurodollar Futures		Mar-22	150	37,440,000	12,938
90-DAY Eurodollar Futures		Jun-22	5	1,247,500	788
90-DAY Eurodollar Futures		Sep-22	16	3,989,200	1,000
90-DAY Eurodollar Futures		Dec-22	6	1,494,225	(150)
90-DAY Eurodollar Futures		Mar-23	18	4,479,750	(213)
90-DAY Eurodollar Futures		Jun-23	3	745,650	813
90-DAY Eurodollar Futures		Sep-23	1	247,988	263
90-DAY Sterling Futures		Dec-21	1	177,198	(302)
90-DAY Sterling Futures		Mar-22	33	5,841,384	(1,109)
90-DAY Sterling Futures		Jun-22	2	249,408	71
90-DAY Sterling Futures		Sep-22	6	1,061,005	222
Amsterdam Index Futures		Jun-21	5	869,104	17,999
AUD/USD Currency Futures		Jun-21	56	4,319,840	(18,777)
Australian 10-Year Bond Futures		Jun-21	2	216,119	(693)
Australian 3-Year Bond Futures		Jun-21	147	13,289,645	9,888
Bank Acceptance Futures		Dec-21	4	823,848	155
Bank Acceptance Futures		Mar-22	5	1,029,190	41
Bank Acceptance Futures		Jun-22	6	1,233,413	(445)
Bank Acceptance Futures		Sep-22	3	615,651	(331)
Brent Crude Futures		Aug-21	12	824,640	20,280
Brent Crude Futures		Sep-21	2	136,680	4,770
CAC40 10 Euro Futures		Jun-21	42	3,314,509	12,458
CAD Currency Futures		Jun-21	48	3,971,520	107,343
Canola Futures (Winnipeg Commodity Exchange)		Jul-21	1	14,734	2,275
Cattle Feeder Futures		Aug-21	1	75,675	(3,413)
CHF Currency Futures		Jun-21	29	4,031,363	37,125
Coffee 'C' Futures		Jul-21	4	243,525	36,919
Coffee 'C' Futures		Sep-21	2	123,225	17,400
Coffee 'C' Futures		Dec-21	1	62,625	6,113
Coffee Robusta Futures		Sep-21	1	16,050	1,870
Copper Futures		Jul-21	2	233,875	14,988
Corn Futures		Jul-21	11	361,213	16,075
Corn Futures		Sep-21	3	85,988	763
Corn Futures		Dec-21	3	81,825	2,275
Cotton No.2 Futures		Dec-21	12	499,920	(14,075)
DAX Index Futures		Jun-21	7	3,310,326	130,039
DAX-Mini Futures		Jun-21	1	94,581	(884)
DJIA Mini E-CBOT		Jun-21	5	862,825	49,100
E-Mini Energy Select Futures		Jun-21	1	54,130	2,040
Emissions ICE		Dec-21	6	372,292	137,926
EUR Foreign Exchange Currency Futures		Jun-21	50	7,627,813	41,063
Euro STOXX 50		Jun-21	22	1,090,825	27,291
Euro/JPY Futures		Jun-21	4	609,915	16,388
Euro-Bobl Futures		Jun-21	59	9,694,234	5,219
Euro-BTP Futures		Jun-21	4	718,697	(1,256)
Euro-Bund Futures		Jun-21	25	5,180,845	22,231
FTSE 100 Index Futures		Jun-21	18	1,794,125	15,816
FTSE China A50 Index		Jun-21	17	309,978	492
FTSE/JSE TOP 40		Jun-21	3	133,930	(960)
FTSE/MIB Index Futures		Jun-21	2	306,912	8,317
Gasoline RBOB Futures		Jul-21	6	538,499	35,066
Gasoline RBOB Futures		Aug-21	2	178,828	(2,054)
GBP Currency Futures		Jun-21	36	3,194,100	56,816
Gold 100 Oz Futures		Aug-21	11	2,095,830	17,190
Hang Seng China Enterprises Index Futures		Jun-21	2	138,012	1,669
Hang Seng Index Futures		Jun-21	19	3,548,132	6,434
Kansas City Hard Red Winter Wheat Futures		Jul-21	1	30,663	(3,375)
Lean Hogs Futures		Jul-21	3	143,220	19,330
Lean Hogs Futures		Aug-21	9	418,410	58,360
Live Cattle Futures		Oct-21	1	49,480	(270)
Live Cattle Futures		Dec-21	1	51,220	680
LME Aluminum Forward		Jun-21	169	10,422,061	1,211,017
LME Aluminum Forward		Sep-21	71	4,414,869	34,526
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	61,281	7,087
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	61,557	7,131
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	61,669	6,604
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	61,706	4,354
LME Copper Forward		Jun-21	38	9,738,213	1,390,625
LME Copper Forward		Sep-21	22	5,645,063	9,971
LME Copper Forward - 90 Day Settlement		Aug-21	1	256,467	(6,246)
LME Copper Forward - 90 Day Settlement		Aug-21	1	256,494	414
LME Copper Forward - 90 Day Settlement		Aug-21	1	256,444	8,443
LME Lead Forward		Jun-21	9	489,881	23,832
LME Lead Forward		Sep-21	4	219,825	(1,361)
LME Nickel Forward		Jun-21	9	976,482	(3,731)
LME Nickel Forward		Sep-21	4	434,892	7,113
LME Palladium Forward - 90 Day Settlement		Jul-21	1	54,664	1,702
LME Palladium Forward - 90 Day Settlement		Aug-21	1	54,708	(329)
LME Palladium Forward - 90 Day Settlement		Aug-21	3	164,144	(1,056)
LME Palladium Forward - 90 Day Settlement		Aug-21	5	273,936	(204)
LME Palladium Forward - 90 Day Settlement		Aug-21	4	219,317	1,597
LME Zinc Forward		Jun-21	7	532,796	41,387
LME Zinc Forward		Sep-21	9	689,456	8,563
LME Zinc Forward - 90 Day Settlement		Jun-21	1	76,157	5,857
LME Zinc Forward - 90 Day Settlement		Jul-21	1	76,238	5,408
LME Zinc Forward - 90 Day Settlement		Jul-21	1	76,306	4,888
LME Zinc Forward - 90 Day Settlement		Jul-21	1	76,294	5,681
LME Zinc Forward - 90 Day Settlement		Jul-21	2	152,700	6,728
LME Zinc Forward - 90 Day Settlement		Aug-21	2	152,938	2,228
LME Zinc Forward - 90 Day Settlement		Aug-21	1	76,500	2,263
Low Sulphur Gasoil G Futures		Jul-21	10	567,250	15,450
Low Sulphur Gasoil G Futures		Aug-21	1	56,850	975
MAIZE Futures		Aug-21	2	31,828	1,738
Mini TOPIX Index Futures		Jun-21	3	53,207	694
MSCI EAFE Index Futures		Jun-21	3	350,550	7,360
MSCI Emerging Markets Index Futures		Jun-21	5	340,225	6,285
MSCI Singapore Exchange ETS		Jun-21	2	54,669	496
MXN Currency Futures		Jun-21	43	1,077,795	32,460
Nasdaq 100 E-Mini		Jun-21	13	3,558,490	76,895
Natural Gas Futures		Jul-21	16	477,760	(8,620)
Natural Gas Futures		Aug-21	8	240,560	(960)
Natural Gas Futures		Sep-21	1	30,020	(490)
Nikkei 225 (Singapore Exchange)		Jun-21	29	18,187,383	(9,423)
Nikkei 225 Mini		Jun-21	3	79,538	487
Nikkei/Yen Futures		Jun-21	1	132,107	4,962
NY Harbor Ultra-Low Sulfur Diesel Futures		Jul-21	10	856,086	64,558
NY Harbor Ultra-Low Sulfur Diesel Futures		Aug-21	2	171,310	4,624
NZD Currency Futures		Jun-21	24	1,741,920	14,640
OMX Stockholm 30 Index Futures		Jun-21	31	843,675	7,399
Palm Oil Futures		Aug-21	2	48,506	1,446
Palm Oil Futures		Sep-21	1	23,551	(1,911)
Platinum Futures		Jul-21	1	59,120	(420)
Rapeseed Euro		Aug-21	1	31,691	(1,890)
Rough Rice Futures		Jul-21	1	26,600	(2,340)
Russell 2000 E-Mini		Jun-21	3	340,290	(12,078)
S&P 500 E-Mini Futures		Jun-21	153	32,148,360	1,723,365
S&P Mid 400 E-Mini		Jun-21	2	545,340	13,930
S&P/TSX 60 IX Futures		Jun-21	3	589,942	30,444
SGX Iron Ore 62% Futures		Jul-21	1	18,873	1,048
SGX Nifty 50		Jun-21	16	495,760	9,150
Short BTP Future		Jun-21	5	689,783	451
Silver Futures		Jul-21	11	1,540,770	80,065
Soybean Futures		Jul-21	7	535,675	16,738
Soybean Futures		Nov-21	10	686,375	30,488
Soybean Meal Futures		Jul-21	1	39,550	(2,770)
Soybean Oil Futures		Jul-21	1	39,474	3,558
Soybean Oil Futures		Dec-21	2	70,548	6,054
SPI 200 Futures		Jun-21	10	1,382,797	52,575
STOXX Europe 600 Banks Index		Jun-21	3	25,682	1,494
STOXX Europe 600 Index		Jun-21	2	54,729	1,732
Sugar No. 11 (World)		Jul-21	14	272,205	9,946
Sugar No. 11 (World)		Oct-21	25	486,920	13,709
Sugar No. 11 (World)		Mar-22	4	78,355	1,288
Topix Index Futures		Jun-21	3	532,071	8,908
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Sep-21	6	791,625	(719)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)		Sep-21	66	14,568,468	3,874
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Sep-21	24	2,972,437	1,233
Wheat (Chicago Board of Trade)		Jul-21	4	132,700	(9,481)
Wheat (Chicago Board of Trade)		Sep-21	1	33,362	(3,589)
Wheat (Chicago Board of Trade)		Dec-21	7	236,162	(12,075)
White Sugar ICE		Aug-21	1	22,980	(200)
WTI Crude Futures		Jul-21	5	331,600	11,410
WTI Crude Futures		Aug-21	2	132,200	3,050
WTI Crude Futures		Sep-21	8	524,800	23,010
WTI Crude Futures IPE		Aug-21	1	66,100	1,080
					$5,933,881

SHORT CONTRACTS		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures		Jun-21	1	$(137,907)	$(164)
3-Month Euro Euribor		Sep-22	56	(17,155,139)	(1,707)
3-Month Euro Euribor		Sep-23	1	(305,930)	(107)
3-Month Euro Euribor		Sep-24	1	(305,381)	(198)
90-DAY Eurodollar Futures		Mar-22	1	(249,600)	(75)
90-DAY Eurodollar Futures		Mar-24	8	(1,977,700)	(2,600)
90-DAY Eurodollar Futures		Jun-25	1	(245,588)	(75)
90-DAY Sterling Futures		Mar-22	40	(7,080,465)	390
90-DAY Sterling Futures		Jun-22	11	(1,946,152)	275
90-DAY Sterling Futures		Sep-22	15	(2,652,514)	213
90-DAY Sterling Futures		Dec-22	13	(2,297,462)	(115)
90-DAY Sterling Futures		Mar-23	26	(4,591,925)	(71)
90-DAY Sterling Futures		Jun-23	13	(2,294,348)	(568)
90-DAY Sterling Futures		Sep-23	12	(2,116,263)	(568)
90-DAY Sterling Futures		Mar-24	12	(2,113,496)	(98)
Australian 10-Year Bond Futures		Jun-21	16	(1,728,953)	(14,767)
CAD Currency Futures		Jun-21	32	(2,647,680)	(570)
Canadian 10-Year Bond Futures		Sep-21	21	(2,507,554)	(4,040)
CHF Currency Futures		Jun-21	2	(278,025)	(825)
Cocoa Futures		Sep-21	1	(24,560)	(340)
Cocoa Futures ICE		Jul-21	1	(22,948)	312
Corn Futures		Dec-21	1	(27,275)	(1,875)
Dollar Index		Jun-21	49	(4,409,657)	41,026
Euro BUXL 30-Year Bond Futures		Jun-21	3	(735,257)	12,999
Euro-Bobl Futures		Jun-21	29	(4,764,963)	(5,378)
Euro-Bund Futures		Jun-21	25	(5,180,845)	11,536
Euro-Oat Futures		Jun-21	17	(3,325,618)	(23,548)
Euro-Schatz Futures		Jun-21	94	(12,843,556)	5,994
Gasoline RBOB Futures		Jul-21	4	(358,999)	(3,062)
Gold 100 Oz Futures		Aug-21	3	(571,590)	(2,310)
JPN 10-Year Bond (Osaka Securities Exchange)		Jun-21	6	(8,272,227)	(28,953)
JPY Currency Futures		Jun-21	98	(11,159,138)	39,326
Kansas City Hard Red Winter Wheat Futures		Sep-21	1	(31,025)	588
Live Cattle Futures		Aug-21	1	(47,440)	190
LME Aluminum Forward		Jun-21	169	(10,422,061)	(891,121)
LME Aluminum Forward		Sep-21	34	(2,114,163)	(25,339)
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	(61,281)	(7,056)
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	(61,557)	(6,520)
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	(61,669)	(4,367)
LME Aluminum Forward - 90 Day Settlement		Jun-21	1	(61,706)	(5,043)
LME Copper Forward		Jun-21	38	(9,738,213)	(781,475)
LME Copper Forward		Sep-21	10	(2,565,938)	(50,090)
LME Copper Forward - 90 Day Settlement		Aug-21	1	(256,467)	(470)
LME Copper Forward - 90 Day Settlement		Aug-21	1	(256,494)	(8,554)
LME Lead Forward		Jun-21	9	(489,881)	(25,347)
LME Nickel Forward		Jun-21	9	(976,482)	(46,395)
LME Palladium Forward - 90 Day Settlement		Jul-21	1	(54,664)	(56)
LME Palladium Forward - 90 Day Settlement		Aug-21	1	(54,708)	(60)
LME Palladium Forward - 90 Day Settlement		Aug-21	3	(164,144)	(179)
LME Palladium Forward - 90 Day Settlement		Aug-21	4	(219,149)	(1,649)
LME Palladium Forward - 90 Day Settlement		Aug-21	1	(54,800)	188
LME Palladium Forward - 90 Day Settlement		Aug-21	1	(54,829)	(379)
LME Zinc Forward		Jun-21	7	(532,796)	(22,571)
LME Zinc Forward - 90 Day Settlement		Jun-21	1	(76,157)	(5,406)
LME Zinc Forward - 90 Day Settlement		Jul-21	1	(76,238)	(4,901)
LME Zinc Forward - 90 Day Settlement		Jul-21	1	(76,306)	(3,331)
LME Zinc Forward - 90 Day Settlement		Jul-21	1	(76,294)	(3,330)
LME Zinc Forward - 90 Day Settlement		Jul-21	2	(152,700)	(2,210)
LME Zinc Forward - 90 Day Settlement		Aug-21	1	(76,469)	(2,306)
LME Zinc Forward - 90 Day Settlement		Aug-21	1	(76,463)	(2,813)
Long Gilt Futures		Sep-21	31	(5,598,169)	(4,967)
Mill Wheat Euro		Sep-21	1	(12,880)	(290)
Mill Wheat Euro		Dec-21	1	(10,666)	(229)
Mini H-Shares Index Futures		Jun-21	1	(13,801)	(53)
Mini HSI Index Futures		Jun-21	1	(37,349)	(35)
Natural Gas Futures		Jul-21	5	(149,300)	270
Natural Gas Futures		Aug-21	1	(30,070)	(30)
Red Wheat Futures (Minneapolis Grain Exchange)		Jul-21	1	(36,375)	(2,000)
Russell 2000 E-Mini		Jun-21	1	(113,430)	(1,390)
Soybean Meal Futures		Jul-21	1	(39,550)	(1,600)
Soybean Meal Futures		Dec-21	1	(39,350)	1
U.S. Treasury 10-Year Notes (Chicago Board of Trade)		Sep-21	27	(3,562,312)	(999)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)		Sep-21	16	(1,981,624)	(2,015)
U.S. Treasury Long Bond (Chicago Board of Trade)		Sep-21	15	(2,347,969)	2,579
U.S. Treasury Ultra 10-Year Notes		Sep-21	6	(869,719)	751
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)		Sep-21	5	(926,250)	(226)
Wheat (Chicago Board of Trade)		Jul-21	4	(132,700)	1,401
WTI Crude Futures		Jul-21	7	(464,240)	(1,200)
					$(1,889,977)
Total Futures Contracts					$4,043,904

Forward foreign currency contracts outstanding as of May 31, 2021 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	196,988	EUR	125,000	Jun 01 2021	SOCIETE GENERALE	$(583)
AUD	4	USD	3	Jun 01 2021	SOCIETE GENERALE	0
AUD	1,200,000	CAD	1,123,330	Jun 23 2021	SOCIETE GENERALE	(4,648)
AUD	983,976	EUR	625,000	Jun 23 2021	SOCIETE GENERALE	(3,903)
AUD	455,569	GBP	250,000	Jun 23 2021	SOCIETE GENERALE	(3,560)
AUD	800,000	JPY	67,589,520	Jun 23 2021	SOCIETE GENERALE	1,295
AUD	2,000,000	NZD	2,138,600	Jun 23 2021	SOCIETE GENERALE	(7,121)
AUD	600,000	USD	465,648	Jun 23 2021	SOCIETE GENERALE	(3,054)
BRL	1,081,336	USD	200,000	Jun 16 2021	SOCIETE GENERALE	7,117
CAD	2,145,323	USD	1,778,064	Jun 01 2021	SOCIETE GENERALE	(2,220)
CAD	2,145,323	USD	1,776,075	Jun 02 2021	SOCIETE GENERALE	(235)
CAD	1,293,582	EUR	875,000	Jun 23 2021	SOCIETE GENERALE	3,207
CAD	800,000	JPY	72,005,080	Jun 23 2021	SOCIETE GENERALE	6,492
CAD	1,100,000	USD	913,135	Jun 23 2021	SOCIETE GENERALE	(2,610)
CHF	159,000	GBP	125,000	Jun 01 2021	SOCIETE GENERALE	(612)
CHF	972,984	USD	1,083,944	Jun 01 2021	SOCIETE GENERALE	(2,143)
CHF	74,926	USD	83,260	Jun 02 2021	SOCIETE GENERALE	47
CHF	847,984	USD	943,067	Jun 03 2021	SOCIETE GENERALE	(199)
CHF	250,000	JPY	30,246,300	Jun 23 2021	SOCIETE GENERALE	2,684
CHF	375,000	USD	416,738	Jun 23 2021	SOCIETE GENERALE	441
CLP	138,629,712	USD	200,000	Jun 14 2021	SOCIETE GENERALE	(8,689)
CLP	288,653,986	USD	400,000	Jun 16 2021	SOCIETE GENERALE	(1,661)
CLP	143,006,000	USD	200,000	Jun 21 2021	SOCIETE GENERALE	(2,663)
CNH	3,920,294	USD	600,000	Jun 16 2021	SOCIETE GENERALE	15,654
CNH	5,806,681	USD	900,000	Jun 23 2021	SOCIETE GENERALE	11,473
COP	544,062,188	USD	150,000	Jun 16 2021	SOCIETE GENERALE	(3,451)
CZK	5,193,874	EUR	200,000	Jun 16 2021	SOCIETE GENERALE	4,774
EUR	125,000	AUD	196,993	Jun 01 2021	SOCIETE GENERALE	580
EUR	936,160	USD	1,141,736	Jun 01 2021	SOCIETE GENERALE	(50)
EUR	13,009	GBP	11,160	Jun 02 2021	SOCIETE GENERALE	27
EUR	718,902	USD	876,789	Jun 03 2021	SOCIETE GENERALE	(26)
EUR	300,000	HUF	109,979,682	Jun 16 2021	SOCIETE GENERALE	(19,064)
EUR	250,000	NOK	2,541,693	Jun 16 2021	SOCIETE GENERALE	1,040
EUR	200,000	PLN	918,840	Jun 16 2021	SOCIETE GENERALE	(5,971)
EUR	400,000	SEK	4,074,352	Jun 16 2021	SOCIETE GENERALE	(2,756)
EUR	500,000	CHF	549,319	Jun 23 2021	SOCIETE GENERALE	(1,073)
EUR	100,000	HUF	35,066,900	Jun 23 2021	SOCIETE GENERALE	(747)
EUR	500,000	JPY	66,474,605	Jun 23 2021	SOCIETE GENERALE	4,687
EUR	500,000	USD	610,080	Jun 23 2021	SOCIETE GENERALE	(48)
GBP	125,000	CHF	159,229	Jun 01 2021	SOCIETE GENERALE	357
GBP	5,932,222	USD	8,379,299	Jun 01 2021	SOCIETE GENERALE	39,414
GBP	5,932,222	USD	8,430,880	Jun 02 2021	SOCIETE GENERALE	(12,158)
GBP	5,921,062	USD	8,402,585	Jun 03 2021	SOCIETE GENERALE	307
GBP	125,000	CHF	158,961	Jun 23 2021	SOCIETE GENERALE	560
GBP	950,229	EUR	1,100,000	Jun 23 2021	SOCIETE GENERALE	6,491
GBP	250,000	JPY	38,487,375	Jun 23 2021	SOCIETE GENERALE	4,317
GBP	437,500	USD	618,154	Jun 23 2021	SOCIETE GENERALE	2,744
HUF	178,448,257	EUR	500,000	Jun 16 2021	SOCIETE GENERALE	14,789
HUF	34,925,810	EUR	100,000	Jun 23 2021	SOCIETE GENERALE	253
HUF	201,043,220	USD	700,000	Jun 23 2021	SOCIETE GENERALE	3,763
ILS	653,623	USD	200,000	Jun 16 2021	SOCIETE GENERALE	1,200
ILS	978,273	USD	300,000	Jun 23 2021	SOCIETE GENERALE	1,148
INR	36,886,250	USD	500,000	Jun 07 2021	SOCIETE GENERALE	8,418
INR	36,678,750	USD	500,000	Jun 14 2021	SOCIETE GENERALE	5,012
INR	55,460,195	USD	750,000	Jun 16 2021	SOCIETE GENERALE	13,369
INR	36,540,000	USD	500,000	Jun 21 2021	SOCIETE GENERALE	2,559
INR	43,909,273	USD	600,000	Jun 25 2021	SOCIETE GENERALE	3,542
INR	7,320,120	USD	100,000	Jun 30 2021	SOCIETE GENERALE	534
JPY	29,108,350	EUR	217,258	Jun 01 2021	SOCIETE GENERALE	71
JPY	631,324,720	USD	5,749,233	Jun 01 2021	SOCIETE GENERALE	(1,139)
KRW	897,075,830	USD	800,000	Jun 07 2021	SOCIETE GENERALE	4,358
KRW	895,000,000	USD	800,000	Jun 14 2021	SOCIETE GENERALE	2,514
KRW	506,639,839	USD	450,000	Jun 16 2021	SOCIETE GENERALE	4,289
KRW	906,304,000	USD	800,000	Jun 21 2021	SOCIETE GENERALE	12,668
KRW	893,768,000	USD	800,000	Jun 30 2021	SOCIETE GENERALE	1,449
MXN	5,500,000	USD	275,596	Jun 23 2021	SOCIETE GENERALE	(298)
NOK	8,128,980	EUR	800,000	Jun 16 2021	SOCIETE GENERALE	(3,860)
NOK	2,540,858	EUR	250,000	Jun 23 2021	SOCIETE GENERALE	(1,178)
NOK	1,500,000	SEK	1,502,811	Jun 23 2021	SOCIETE GENERALE	(1,637)
NOK	2,497,428	USD	300,000	Jun 23 2021	SOCIETE GENERALE	(1,356)
NZD	1,000,000	JPY	78,225,800	Jun 23 2021	SOCIETE GENERALE	11,997
NZD	600,000	USD	430,846	Jun 23 2021	SOCIETE GENERALE	3,766
PHP	9,736,386	USD	200,000	Jun 16 2021	SOCIETE GENERALE	3,600
PLN	905,568	EUR	200,000	Jun 16 2021	SOCIETE GENERALE	2,361
PLN	1,478,487	USD	400,000	Jun 23 2021	SOCIETE GENERALE	2,207
RUB	22,288,624	USD	300,000	Jun 16 2021	SOCIETE GENERALE	3,631
SEK	9,139,188	EUR	900,000	Jun 16 2021	SOCIETE GENERALE	2,817
SEK	3,819,289	EUR	375,000	Jun 23 2021	SOCIETE GENERALE	2,497
SEK	497,092	NOK	500,000	Jun 23 2021	SOCIETE GENERALE	83
SEK	3,337,199	USD	400,000	Jun 23 2021	SOCIETE GENERALE	1,955
SGD	933,885	USD	700,000	Jun 16 2021	SOCIETE GENERALE	6,118
SGD	1,066,248	USD	800,000	Jun 23 2021	SOCIETE GENERALE	6,184
THB	6,101,170	USD	200,000	Jun 16 2021	SOCIETE GENERALE	(4,777)
TWD	5,562,200	USD	200,000	Jun 07 2021	SOCIETE GENERALE	513
TWD	5,532,000	USD	200,000	Jun 15 2021	SOCIETE GENERALE	(569)
TWD	13,888,010	USD	500,000	Jun 16 2021	SOCIETE GENERALE	671
TWD	5,573,600	USD	200,000	Jun 21 2021	SOCIETE GENERALE	936
TWD	5,533,200	USD	200,000	Jun 30 2021	SOCIETE GENERALE	(513)
USD	150,000	BRL	841,871	Jun 16 2021	SOCIETE GENERALE	(11,250)
USD	1,776,077	CAD	2,145,323	Jun 01 2021	SOCIETE GENERALE	233
USD	1,082,198	CHF	973,213	Jun 01 2021	SOCIETE GENERALE	143
USD	200,000	CLP	143,010,000	Jun 14 2021	SOCIETE GENERALE	2,644
USD	250,000	CLP	181,243,030	Jun 16 2021	SOCIETE GENERALE	(113)
USD	150,000	CNH	981,185	Jun 16 2021	SOCIETE GENERALE	(4,088)
USD	150,000	COP	564,799,100	Jun 16 2021	SOCIETE GENERALE	(2,134)
USD	876,773	EUR	718,902	Jun 01 2021	SOCIETE GENERALE	42
USD	8,430,874	GBP	5,932,222	Jun 01 2021	SOCIETE GENERALE	12,161
USD	8,402,579	GBP	5,921,062	Jun 02 2021	SOCIETE GENERALE	(305)
USD	100,000	ILS	326,179	Jun 16 2021	SOCIETE GENERALE	(405)
USD	500,000	INR	37,250,000	Jun 07 2021	SOCIETE GENERALE	(13,431)
USD	500,000	INR	36,938,750	Jun 14 2021	SOCIETE GENERALE	(8,592)
USD	250,000	INR	18,709,079	Jun 16 2021	SOCIETE GENERALE	(7,517)
USD	500,000	INR	36,738,750	Jun 21 2021	SOCIETE GENERALE	(5,293)
USD	600,000	INR	43,891,870	Jun 25 2021	SOCIETE GENERALE	(3,303)
USD	6,051,957	JPY	660,433,070	Jun 01 2021	SOCIETE GENERALE	38,836
USD	5,701,650	JPY	626,094,740	Jun 03 2021	SOCIETE GENERALE	1,095
USD	573,663	JPY	62,500,000	Jun 23 2021	SOCIETE GENERALE	4,512
USD	800,000	KRW	895,344,000	Jun 07 2021	SOCIETE GENERALE	(2,805)
USD	800,000	KRW	906,648,000	Jun 14 2021	SOCIETE GENERALE	(12,958)
USD	250,000	KRW	281,985,574	Jun 16 2021	SOCIETE GENERALE	(2,848)
USD	800,000	KRW	894,096,000	Jun 21 2021	SOCIETE GENERALE	(1,721)
USD	50,000	PHP	2,449,913	Jun 16 2021	SOCIETE GENERALE	(1,231)
USD	150,000	RUB	11,532,824	Jun 16 2021	SOCIETE GENERALE	(7,108)
USD	300,000	SGD	401,647	Jun 16 2021	SOCIETE GENERALE	(3,689)
USD	350,000	THB	10,930,594	Jun 16 2021	SOCIETE GENERALE	247
USD	200,000	TRY	1,700,509	Jun 23 2021	SOCIETE GENERALE	4,289
USD	200,000	TWD	5,541,400	Jun 07 2021	SOCIETE GENERALE	237
USD	200,000	TWD	5,584,000	Jun 15 2021	SOCIETE GENERALE	(1,306)
USD	400,000	TWD	11,227,790	Jun 16 2021	SOCIETE GENERALE	(4,770)
USD	200,000	TWD	5,542,600	Jun 21 2021	SOCIETE GENERALE	182
ZAR	3,722,921	USD	250,000	Jun 17 2021	SOCIETE GENERALE	19,429
ZAR	7,052,194	USD	500,000	Jun 23 2021	SOCIETE GENERALE	9,962
Total Forward Foreign Currency Contracts						$137,553

AUD	Australian Dollar		LME	London Mercantile Exchange
BRL	Brazilian Real		MIB	Milano Indice di Borsa
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		OMX	Stockholm Stock Exchange
COP	Colombian Peso		PHP	Philippine Peso
CZK	Czech Koruna		PLN	Polish Zloty
DAX	Deutscher Aktienindex		RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average		RUB	Russian Ruble
EUR	Euro		SEK	Swedish Krona
FTSE	Financial Times Stock Exchange		SGD	Singapore Dollar
GBP	British Pound		THB	Thai Baht
HUF	Hungarian Forint		TRY	Turkish Lira
ILS	Israeli New Shekel		TWD	Taiwan Dollar
INR	Indian Rupee		USD	United States Dollar
JPY	Japanese Yen		WTI	West Texas Intermediate
KRW	Korean Won		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Mulit-Asset Fund (the "ACMAF" or "Fund") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a "Long U.S. Equity" strategy and a “Fixed Income”
strategy. The Managed Futures strategy will be achieved by the ACMAF investing up to 25% of its total assets in ACMAF Master Offshore Limited (the "Cayman Subsidiary"), a wholly-owned and controlled subsidiary of the ACMAF organized under the laws of the Cayman Islands. Effective on or about November 12, 2020, the Fund's previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the laws of the Cayman Islands under the name ACMAF Offshore SPC (the "SPC").  The Cayman Subsidiary serves soley as an intermediate entity through which the ACMAF invests in the SPC and makes no independent decisions and has no investment or other discretion over the Fund's investable assets. The consolidated financial statements of the ACMAF include the financial statements of the Cayman Subsidiary and SPC. The ACMAF consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of May 31, 2021, the net assets of the Cayman Subsidiary and SPC were $15,502,231, which represented 23.50% of the ACMAF's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$54,185,038	$54,185,038	$-	$-
Commodity Contracts
Futures Contracts	3,482,884	3,482,884	-	-
Equity Contracts
Futures Contracts	2,217,831	2,217,831	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	336,992	-	336,992	-
Futures Contracts	386,187	386,187	-	-
Interest Rate Contracts
Futures Contracts	95,219	95,219	-	-
Total Assets	$60,704,151	$60,367,159	$336,992	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(1,994,764)	$(1,994,764)	$-	$-
Equity Contracts
Futures Contracts	(24,823)	(24,823)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(199,439)	-	(199,439)	-
Futures Contracts	(20,172)	(20,172)	-	-
Interest Rate Contracts
Futures Contracts	(98,458)	(98,458)	-	-
Total Liabilities	$(2,337,656)	$(2,138,217)	$(199,439)	$-

  At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.